Organization and Nature of Operations	12 Months Ended
Dec. 31, 2013
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations
(1)           Organization and Nature of Operations

Tengion, Inc. (the Company) was incorporated in Delaware on July 10, 2003.  The Company is a regenerative medicine company focused on discovering, developing, manufacturing and commercializing a range of neo-organs, or products composed of living cells, with or without synthetic or natural materials, implanted or injected into the body to engraft into, regenerate, or replace a damaged tissue or organ.  Using its Organ Regeneration Platform, the Company creates these neo-organs using a patient’s own cells, or autologous cells.  The Company’s mission is to: (i) utilize its Organ Regeneration Platform to extend the lives of patients suffering from life-threatening diseases; (ii) improve the quality of patients' lives while providing cost-saving treatments; and (iii) create value for the Company’s stakeholders.

The Company believes its proprietary product candidates harness the intrinsic regenerative pathways of the body to regenerate a range of native-like organs and tissues.  The Company’s product candidates are intended to delay or eliminate the need for chronic disease therapies, organ transplantation, and the administration of anti-rejection medications.  In addition, the Company’s neo-organs are designed to replace the need to substitute other tissues of the body for a purpose to which they are poorly suited.

Building on its clinical and preclinical experience, the Company is initially leveraging its Organ Regeneration Platform to develop its Neo-Kidney Augment for patients with advanced chronic kidney disease and its Neo-Urinary Conduit for bladder cancer patients who are in need of a urinary diversion.  The Company operates as a single business segment.  Operations of the Company are subject to certain risks and uncertainties, including, among others, uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; comprehensive government regulations; having no commercial manufacturing experience, marketing or sales capability or experience; and dependence on key personnel.

On September 4, 2012, the Company was notified by NASDAQ of its determination to delist the Company’s common stock from NASDAQ effective at the open of business on September 6, 2012, due to its failure to comply with the minimum $2.5 million stockholders’ equity requirement for continued listing on the Nasdaq Capital Market. Effective at the opening of the market on September 6, 2012, the Company’s common stock was transferred from the Nasdaq Capital Market to the OTCQB, which is operated by OTC Markets, Inc., and continues to trade under the symbol “TNGN.”

On November 15, 2013, the Company filed a Form 12b-25 to extend the deadline for the filing of its Quarterly Report on Form 10-Q for the Quarter ended September 30, 2013, while it assessed if certain prior issuances of common stock and warrants to purchase common stock should have been evaluated as triggers for anti-dilution adjustments to most of the Company’s dilutive securities in its quarterly and annual filings beginning with the quarter ended September 30, 2012. The Company completed its assessment and determined that there was an immaterial error that impacted the valuation of the Company’s dilutive securities during quarters ended March 31, 2013 and June 30, 2013. In addition, the Company determined that the cumulative correction of the error, which decreased net loss for the quarter ended September 30, 2013 by $0.3 million in the Quarterly Report on Form 10-Q was immaterial. Therefore, the financial statements for the year ending December 31, 2013 reflect these immaterial adjustments.